BUSINESS SEGMENT INFORMATION - Assets and liabilities by business segment and geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Deferred tax assets	$ 150	$ 126
Retirement benefit assets	106	92
Cash at bank	277	365	$ 169
Total assets	9,299	8,059
Non-current assets	5,824	4,764	4,946
Liabilities	4,158	3,185
Retirement benefit obligations	136	114
Deferred tax liabilities	167	99
Bank overdrafts and loans	26	164
Current tax payable	243	223
Depreciation of property, plant and equipment	292	251	243
Impairment of property, plant and equipment	4	5
United Kingdom
Disclosure of operating segments [line items]
Non-current assets	385	354	364
United States of America
Disclosure of operating segments [line items]
Non-current assets	4,034	3,186	3,295
Other
Disclosure of operating segments [line items]
Non-current assets	$ 1,405	$ 1,224	$ 1,287